Inventories - Summary of Inventories (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 2,791,811	$ 2,716,414
Work in progress	878,718	780,588
Finished goods	1,721,803	1,877,190
Inventories	$ 5,392,332	$ 5,374,192